FAIR VALUE MEASUREMENTS (Schedule Of Financial Assets/Liabilties Measured At Fair Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	$ 326	$ 7
Total financial assets	326	7
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	326	7
Total financial assets	326	7
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Total financial assets
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	326	7
Total financial assets	326	7
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Total financial assets